Note 6 - Derivative Financial Instruments - Gain (Loss) Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Pre-tax gain (loss) recognized in OCI		$ 0
Revenue	$ 444,600	516,251
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue		(418)
Hot-rolled Coil Future Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Revenue		(418)
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member]
Pre-tax gain (loss) recognized in OCI		$ 0